Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Crossmark ETF Trust
Entity Central Index Key	0002062986
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000261376
Shareholder Report [Line Items]
Fund Name	Crossmark Large Cap Growth ETF
Trading Symbol	CLCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Crossmark Large Cap Growth ETF (“Fund”) for the period of July 22, 2025* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobalETF.com
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Growth ETF/CLCG	$15Footnote Reference(1)	0.50%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.50%	[2]
Expenses Short Period Footnote [Text Block]	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
AssetsNet	$ 19,943,955
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,271
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$19,943,955
Total number of portfolio holdings	32
Total advisory fees paid	$15,271
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]

SECTOR ALLOCATION

Value	Value
Other	0.1%
Materials	1.7%
Industrials	2.5%
Health Care	6.0%
Consumer Discretionary	7.8%
Communication Services	10.0%
Financials	11.2%
Information Technology	60.7%

GEOGRAPHICAL ALLOCATION

Value	Value
Sweden	1.1%
Puerto Rico	1.7%
United Kingdom	1.7%
United States	95.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

NVIDIA Corp.	15.0%
Microsoft Corp.	9.7%
Apple, Inc.	9.7%
Broadcom, Inc.	7.3%
Alphabet, Inc., Class A	3.6%
Visa, Inc., Class A	3.4%
Mastercard, Inc., Class A	3.2%
Meta Platforms, Inc., Class A	2.9%
KLA Corp.	2.6%
Uber Technologies, Inc.	2.5%

C000261377
Shareholder Report [Line Items]
Fund Name	Crossmark Large Cap Value ETF
Trading Symbol	CLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Crossmark Large Cap Value ETF (“Fund”) for the period of July 22, 2025* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobalETF.com. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobalETF.com
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Crossmark Large Cap Value ETF/CLCV	$14Footnote Reference(1)	0.50%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 14	[3]
Expense Ratio, Percent	0.50%	[4]
Expenses Short Period Footnote [Text Block]	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
AssetsNet	$ 9,180,154
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,818
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$9,180,154
Total number of portfolio holdings	51
Total advisory fees paid	$5,818
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]

SECTOR ALLOCATION

Value	Value
Other	0.2%
Consumer Discretionary	2.0%
Materials	2.2%
Energy	7.1%
Industrials	9.9%
Health Care	13.4%
Communication Services	15.5%
Information Technology	17.6%
Financials	32.1%

GEOGRAPHICAL ALLOCATION

Value	Value
Puerto Rico	1.9%
Brazil	2.1%
Luxembourg	2.3%
Ireland	3.9%
United States	89.8%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Exxon Mobil Corp.	3.7%
Bank of America Corp.	3.4%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.1%
Cisco Systems, Inc.	3.1%
Goldman Sachs Group, Inc. (The)	3.1%
QUALCOMM, Inc.	2.8%
Citigroup, Inc.	2.7%
Salesforce, Inc.	2.7%
Walt Disney Co.	2.6%

[1]	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	The Fund has less than 6 months of operations. Had the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher.
[4]	Annualized.